Forward Purchase Agreements (Details Narrative) - USD ($)				12 Months Ended
	Jun. 08, 2023	Nov. 13, 2022	Nov. 09, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 17, 2022
Forward contract, fair value per share				$ 50.0
Prepaid forward purchase liability	$ 21,624,711				$ 0	$ 0	$ 7,409,550
Change of fair value of prepaid forward purchase liability					0	1,303,658
Number of ordinary shares issued	80,000
Loss on settlement of prepaid forward contracts						$ 2,635,816
EUDA [Member]
Number of ordinary shares issued	40,000
Forward Contracts [Member]
Forward contract, fair value per share		$ 50.00	$ 50.00
Maximum [Member]
Shares issued per shares	$ 60.00
Number of ordinary shares issued	80,000
Maximum [Member] | Institutional Investors [Member]
Beneficially ownership percentage		9.90%	9.90%
Minimum [Member]
Number of ordinary shares issued	40,000
Debt instrument trading percentage	15.00%
Prepaid Forward Agreement 1 [Member] | Maximum [Member]
Number of shares purchased		70,000	70,000
Prepaid Forward Agreement 2 [Member] | Maximum [Member]
Number of shares purchased		56,250	56,250